PENSIONS AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS - Actuarial Assumptions (Details)	Dec. 31, 2022	Dec. 31, 2021
OPEB | Pre 65 | 2021
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Medical trend rate	6.75%
OPEB | Pre 65 | 2029
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Medical trend rate	4.50%
OPEB | Post 65 | 2021
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Medical trend rate	6.00%
OPEB | Post 65 | 2029
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Medical trend rate	4.50%
Switzerland
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Rate of increase in salaries	1.75%	1.50%
Rate of increase in pensions	0.00%	0.00%
Discount rate	2.05%	0.15%
U.S.
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Rate of increase in salaries
Rate of increase in pensions
Discount rate
U.S. | Hourly pension
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Rate of increase in salaries	3.00%	2.20%
Rate of increase in pensions	0.00%	0.00%
U.S. | Hourly pension | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	5.00%	2.80%
U.S. | Hourly pension | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	5.05%	2.95%
U.S. | Salaried pension
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Rate of increase in salaries	0.00%	0.00%
Rate of increase in pensions	0.00%	0.00%
Discount rate	5.05%	2.85%
U.S. | OPEB
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Rate of increase in salaries	4.00%	3.80%
Rate of increase in pensions	0.00%	0.00%
U.S. | OPEB | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	5.00%	2.85%
U.S. | OPEB | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	5.05%	2.95%
U.S. | Other benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Rate of increase in salaries	3.80%	3.80%
Rate of increase in pensions	0.00%	0.00%
U.S. | Other benefits | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	4.95%	2.60%
U.S. | Other benefits | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	5.00%	2.85%
France
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Rate of increase in pensions	2.00%	2.00%
Discount rate
France | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Rate of increase in salaries	2.20%	1.80%
France | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Rate of increase in salaries		3.80%
France | Retirements
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Rate of increase in salaries	0.00%	0.00%
Rate of increase in pensions	0.00%	0.00%
Discount rate	3.80%	1.00%
France | Other benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Rate of increase in salaries	0.00%	0.00%
Rate of increase in pensions	0.00%	0.00%
Discount rate	3.80%	0.90%
Germany
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Rate of increase in salaries	2.50%	2.50%
Rate of increase in pensions	2.00%	1.80%
Discount rate	3.75%	1.05%